Note 16 - Reconciliation of total net assets of Huarong Rongde Asset Management Company Ltd to the Groups carrying amount (Detail) - Huarong Rongde Asset Management Company Ltd [Member] - EUR (€)
€ in Millions
		Dec. 31, 2019	[2]	Dec. 31, 2018		Dec. 31, 2017
Reconciliation of total net assets of Huarong Rongde Asset Management Company Ltd to the Groups carrying amount [Line Items]
Net assets of the equity method investee	[1]			€ 718		€ 740
Groups ownership percentage on the investees equity		40.70%		40.70%	[1]	40.70%	[1]
Groups share of net assets	[1]			€ 292		€ 301
Goodwill	[1]			0		0
Intangible Assets	[1]			0		0
Other adjustments	[1]			(7)		(17)
Carrying amount	[1],[3]			€ 286		€ 284

[1]	Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2019 based on December 2018 PRC GAAP audited financials and for December 2018 based on December 2017 PRC GAAP audited financials.
[2]	The Group has significant influence over these investees through its holding percentage and representation on the board seats.
[3]	There is no impairment loss in 2018 and 2017